Lease liabilities - Summary of lease liabilities activity (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balance at the beginning of the year		$ 776	$ 666	$ 566
Increases of leases		216	444	404
Financial accretions		65	71	77
Decreases of leases		(80)	(5)	(23)
Payments		(406)	(400)	(359)
Result from net monetary position	[1]			1
Balance at the end of year		$ 571	$ 776	$ 666

[1]	Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.